REVENUE (Tables)	6 Months Ended
Jun. 30, 2025
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Summary of Analysis of Revenue
An analysis of revenue is as follows:

	Three months ended June 30,		Six months ended June 30,
(Dollars in thousands)	2025	2024	2025	2024
License revenue
License revenue - Novartis	$15,386	$15,769	$24,734	$27,950
License revenue - Janssen	—	75,077	—	75,077
License revenue - Related party sublicense*	19,952	—	19,952	—
License revenue - total	35,338	90,846	44,686	103,027
Collaboration revenue	219,717	93,254	405,332	171,735
Other revenue	3	2,423	93	5,752
Total Revenue	$255,058	$186,523	$450,111	$280,514

* License revenue - Related party sublicense: License revenue recognized under a license agreement where the related party is required to remit to the Company 10.0% of license payment it earns from sublicensing to third parties the specified patents and related know-how that are included in the agreement. The license revenue was recognized at the time when the related party received the payment from its licensor. The receivables in connection with this license revenue were recorded in trade receivables as of June 30, 2025 and were subsequently collected in July 2025.

Summary of Revenue by Geographic Area
An analysis of revenue by geographic area is as follows. The revenue information is based on the locations of the customers.

	Three months ended June 30,		Six months ended June 30,
(Dollars in thousands)	2025	2024	2025	2024
License and other revenue
United States of America	$15,386	$93,216	$24,734	$108,585
China	19,955	53	20,045	194
Total License revenue and Other revenue	$35,341	$93,269	$44,779	$108,779

Collaboration Revenue
United States of America	$179,217	$83,482	$338,159	$153,591
Europe	40,500	9,772	67,173	18,144
Total Collaboration revenue	$219,717	$93,254	$405,332	$171,735

Total Revenue	$255,058	$186,523	$450,111	$280,514

Summary of Disclosure of Timing of transfer of Goods or Services
An analysis of the timing of transfer of goods or services is as follows:

	Three months ended June 30,		Six months ended June 30,
(Dollars in thousands)	2025	2024	2025	2024
Revenue at a point in time	$239,672	$170,754	$425,377	$252,564
Revenue over time*	15,386	15,769	24,734	27,950
Total Revenue	$255,058	$186,523	$450,111	$280,514
*All revenue streams are recognized at a point in time except for License Revenue for Novartis which is recognized over time.